Derivative Instruments (Narrative) (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Derivative [Line Items]
Concentration of credit risk	$ 18,230,444		$ 12,990,214	$ 24,711,870
Trust's average net asset value	$ 230,000,000	$ 264,000,000	$ 260,000,000	$ 392,000,000	$ 603,000,000
Open interest rate futures, maturity			10 years
Maximum [Member]
Derivative [Line Items]
Open interest rate futures, maturity	10 years	10 years